Summary of Significant Accounting Policies (Policies) - EMSP 334	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are presented on the accrual basis. Benefit payments are reported when paid.
Investment Valuation and Income Recognition	Investment Valuation and Income Recognition

Investments are stated at fair value as described in Note 5.

Under the terms of its trust agreement, the Plan engaged in an authorized form of security lending activities during the year ended December 31, 2025.  In accordance with the Savings Plan Securities Lending Agreement with The
Northern Trust Company, the market value of the collateral held at the time of trade execution is required to be at least 102 percent of the market value of securities on loan or at least 105 percent if the collateral held and securities on loan are denominated in different currencies.  The fair value of U.S. Government securities on loan was $0 and
$2 million, at December 31, 2025 and 2024, respectively.  The securities on loan are reflected in the Statements of
Net Assets Available for Benefits at December 31, 2025 and 2024 and the Schedule of Assets (Held At End Of
Year). The value of cash collateral obtained and reinvested in short term investments is reflected as a liability on the
Plan’s financial statements.
Purchases and sales of securities are recorded on a trade-date basis. "Dividends" only includes dividends on
ExxonMobil stock, and any dividends related to the NT CCT equity funds are reflected as part of the "Net appreciation/(depreciation) in fair value of investments". "Interest" includes only interest from fixed income securities held in the Common Assets Portfolio and from short term cash investments. Interest related to the NT Bond Fund
CCT is reflected as part of the "Net appreciation/(depreciation) in fair value of investments".
Net appreciation / depreciation in the current value of investments includes realized gains and losses on investments sold or disposed of during the year and unrealized gains and losses on investments held at year end.
Transfers-in at fair value include participant-initiated rollovers of certain distributions from other tax-qualified plans into the Plan.

Use of Estimates	Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United
States of America requires management to make estimates and assumptions that affect the reported amounts of assets available for benefits, liabilities and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of changes in net assets available for benefits during the reporting period.  Actual results could differ from those estimates.

Risks and Uncentainties	Risks and Uncertainties
The Plan participants invest in various investment options offered by the Plan.  Investments in these Plan-offered options are subject to various risks, such as interest rate, market value, and credit risks.  Market risks include global events which could impact the value of investments securities, such as pandemics or international conflicts.  Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.

Expenses	Expenses
Investment income from all sources is stated net of brokerage fees on purchases and sales of ExxonMobil common stock, administrative expenses and investment management fees.  Fees for delivery of checks that are expedited upon request by participants and participant loan origination fees are charged to the participant’s account.  All other administrative fees are paid by the Company.  Administrative expenses are recorded when incurred.